Deposits - Composition of Deposits (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Non-interest bearing	$ 159,291,356	$ 149,512,941
NOW and money market accounts	306,047,053	340,180,286
Savings deposits	77,784,876	73,745,005
Time deposits, $250,000 or more	36,237,241	43,060,799
Other time deposits	141,324,973	153,653,309
Total deposits	$ 720,685,499	$ 760,152,340